Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	0.82%	0.68%	0.93%
Weighted-average assumptions used, Discount rates in determining benefit obligation	0.76%	0.82%	0.68%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.23%	3.23%	3.23%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.21%	3.23%	3.23%
Weighted-average assumptions used, Expected rates of return on plan assets	2.87%	2.75%	2.60%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.52%	3.90%	3.87%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.38%	3.81%	4.17%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	4.65%	4.65%	4.65%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	4.65%	4.65%	4.65%
Weighted-average assumptions used, Expected rates of return on plan assets	6.71%	6.80%	6.81%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.61%	3.03%	3.83%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.43%	3.86%	4.09%
Weighted-average assumptions used, Expected rates of return on plan assets	7.50%	7.50%	7.50%